Cover Page	Nov. 04, 2026
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	ZoomInfo Technologies Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39310
Entity Tax Identification Number	87-3037521
Entity Address, Address Line One	330 W Columbia Way
Entity Address, Address Line Two	Floor 8
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98660
City Area Code	800
Local Phone Number	914-1220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GTM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001794515
Amendment Flag	false